UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		October 27, 2010
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		103
						----

Form 13F Information Table Value Total:		$142,428
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON'S INC		COM		002535201	641		34724	SH		Sole				2025		32699
ABIOMED INC		COM		003654100	543		51150	SH		Sole				3150		48000
ACE LTD			SHS		h0023r105	648		11120	SH		Sole				11120
ACORDA THERAPEUTICS INC	COM		00484m106	522		15800	SH		Sole				950		14850
ADVANCED AUTO PARTS	COM		00751y106	3044		51870	SH		Sole				17070		34800
ALLOS THERAPEUTICS INC	COM		019777101	310		65650	SH		Sole				4000		61650
ALLSTATE CORP		COM		020002101	529		16760	SH		Sole				16760
ALTRIA GROUP INC	COM		02209s103	243		10110	SH		Sole				10110
AMETEK INC		COM		031100100	1992		41700	SH		Sole				6050		35650
AMGEN INC 		COM		031162100	603		10950	SH		Sole				10950
APOLLO GROUP INC	CL A		037604105	3232		62950	SH		Sole				14000		48950
APPLE INC		COM		037833100	3902		13750	SH		Sole				2800		10950
APPLIED MATERIALS INC	COM		038222105	3473		297350	SH		Sole				62550		234800
ARRAY BIOPHARMA INC	COM		04269x105	503		155750	SH		Sole				9550		146200
ATWOOD OCEANICS		COM		050095108	487		16000	SH		Sole				1100		14900
BAKER HUGHES INTL	COM		057224107	3800		89200	SH		Sole				24800		64400
BANK OF NY MELLON CORP	COM		064058100	571		21850	SH		Sole				21850
BAXTER INTL INC		COM		071813109	3662		76750	SH		Sole				16300		60450
BHP BILLITON LTD ADR	SPONS ADR	088606108	336		4400	SH		Sole				4400
BIGBAND NETWORKS INC	COM		089750509	357		125850	SH		Sole				4650		121200
BIOMARIN PHARMA INC	COM		09061g101	552		24700	SH		Sole				1650		23050
CAREER EDUCATION CORP	COM		141665109	513		23900	SH		Sole				1500		22400
CENOVUS ENERGY INC	COM		15135u109	237		8230	SH		Sole				8230
CHARLES SCHWAB CORP	COM		808513105	220		15850	SH		Sole				15850
CISCO SYSTEMS INC	COM		17275r102	258		11780	SH		Sole				11780
COMCAST CORP		CL A		20030n101	314		17364	SH		Sole				17364
COMTECH TELECOM CORP	COM		205826209	578		21150	SH		Sole				1650		19500
CONOCOPHILLIPS		COM		20825c104	381		6640	SH		Sole				6640
COVIDIEN LTD		SHS		g2554f105	2858		71110	SH		Sole				11260		59850
CVS CAREMARK CORP	COM		126650100	284		9010	SH		Sole				9010
DELL INC		COM		24702r101	596		45970	SH		Sole				45970
DUN & BRADSTREET CORP	COM		26483e100	289		3900	SH		Sole				3900
ELECTRONIC ARTS INC COM	COM		285512109	3032		184350	SH		Sole				39350		145000
EMC CORP		COM		268648102	2266		111550	SH		Sole				16100		95450
ENTEGRIS INC		COM		29362u104	582		124650	SH		Sole				7950		116700
EXXON MOBIL CORP	COM		30231G102	3247		52550	SH		Sole				7100		45450
FEDERATED INVESTORS INC	CL B		314211103	643		28250	SH		Sole				1700		26550
FINANCIAL ENGINES INC	COM		317485100	616		46350	SH		Sole				3750		42600
FOREST LABS INC		COM		345838106	582		18830	SH		Sole				18830
FRANKLIN RESOURCES INC	COM		354613101	4271		39950	SH		Sole				8550		31400
FTI CONSULTING INC	COM		302941109	541		15600	SH		Sole				900		14700
GENERAL DYNAMICS CORP	COM		369550108	293		4670	SH		Sole				4670
GILEAD SCIENCES INC COM	COM		375558103	3419		96000	SH		Sole				21900		74100
GOLDMAN SACHS GROUP INC	COM		38141g104	455		3150	SH		Sole				3150
GOOGLE INC		CL A		38259p508	3933		7480	SH		Sole				1580		5900
GRAFTECH INTL LTD	COM		384313102	851		54450	SH		Sole				3400		51050
GULFMARK OFFSHORE INC	CL A		402629208	284		9250	SH		Sole				750		8500
HANOVER INS GROUP INC	COM		410867105	841		17900	SH		Sole				1100		16800
HESS CORP		COM		42809h107	296		5000	SH		Sole				5000
HEWLETT-PACKARD CO	COM		428236103	3925		93300	SH		Sole				24150		69150
HURON CNSLTNG GRP INC	COM		447462102	706		32100	SH		Sole				2000		30100
IMMUCOR INC		COM		452526106	687		34650	SH		Sole				2100		32550
IMMUNOGEN INC		COM		45253h101	327		52200	SH		Sole				3200		49000
INVESCO LTD		SHS		g491bt108	2680		126250	SH		Sole				18400		107850
INVESTMENT TCHNLGY GRP	COM		46145f105	494		34710	SH		Sole				1250		33460
J P MORGAN CHASE & CO	COM		46625h100	628		16490	SH		Sole				16490
KAR AUCTION SERVICES 	COM		48238t109	612		48500	SH		Sole				1800		46700
KBR INC			COM		48242w106	683		27700	SH		Sole				1900		25800
KNIGHT CPTL GROUP INC	CL A		499005106	606		48900	SH		Sole				3800		45100
L-3 CMMNCTNS HLDGS INC	COM		502424104	1977		27350	SH		Sole				3950		23400
LIBERTY MEDIA STARZ A	COM CL A	53071m708	1022		15741	SH		Sole				3041		12700
LIFE TECHNOLOGIES CORP	COM		53217v109	3376		72300	SH		Sole				10400		61900
MARATHON OIL		COM		565849106	647		19550	SH		Sole				19550
MASTERCARD INC		CL A		57636q104	2874		12830	SH		Sole				3180		9650
MAXIMUS INC		COM		577933104	896		14550	SH		Sole				850		13700
MEDNAX INC		COM		58502b106	666		12500	SH		Sole				750		11750
MEDTRONIC INC COM	COM		585055106	225		6700	SH		Sole				6700
MERCK & CO INC		COM		58933Y105	2396		65100	SH		Sole				9400		55700
MICROMET INC		COM		59509c105	1933		287608	SH		Sole				57800		229808
MICROSOFT CORP		COM		594918104	4031		164615	SH		Sole				47965		116650
MOLSON COORS BREWING	CL B		60871r209	284		6010	SH		Sole				6010
MONTPELIER RE HLDNGS 	SHS		g62185106	793		45800	SH		Sole				2850		42950
MYRIAD GENETICS INC	COM		62855j104	546		33250	SH		Sole				1800		31450
NASDAQ OMX GROUP INC	COM		631103108	2971		152900	SH		Sole				22050		130850
NATIONAL OILWELL VARCO 	COM		637071101	2744		61700	SH		Sole				14150		47550
ONYX PHARMA INC		COM		683399109	2143		81250	SH		Sole				14250		67000
PARTNERRE LTD		COM		g6852t105	560		6990	SH		Sole				6990
PATTERSON UTI ENRGY INC	COM		703481101	694		40650	SH		Sole				1500		39150
PHARMACYCLICS INC	COM		716933106	406		50200	SH		Sole				2950		47250
PHILIP MORRIS INTL	COM		718172109	4308		76900	SH		Sole				17000		59900
QUALCOMM INC		COM		747525103	4215		93400	SH		Sole				20700		72700
REDWOOD TRUST INC	COM		758075402	426		29450	SH		Sole				1750		27700
RITCHIE BROS AUCTNRS 	COM		767744105	678		32650	SH		Sole				2700		29950
SEALED AIR CORP		COM		81211k100	780		34700	SH		Sole				2900		31800
SERVICE CORP INTL	COM		817565104	776		90000	SH		Sole				5700		84300
SNAP-ON INC		COM		833034101	751		16150	SH		Sole				1300		14850
SPDR GOLD TRUST ETF	GOLD SHS	78463v107	550		4300	SH		Sole				4300
SRA INTERNATIONAL INC	CL A		78464r105	682		34600	SH		Sole				1300		33300
STATE STREET CORP	COM		857477103	2681		71200	SH		Sole				14650		56550
STERIS CORP		COM		859152100	814		24500	SH		Sole				2050		22450
SYCAMORE NETWORKS INC	COM		871206405	1000		30854	SH		Sole				2040		28814
SYMANTEC CORP		COM		871503108	301		19900	SH		Sole				19900
SYNOPSYS INC		COM		871607107	2170		87600	SH		Sole				11200		76400
TESORO CORP		COM		881609101	625		46750	SH		Sole				2900		43850
TEXAS INSTRUMENTS INC	COM		882508104	3284		121000	SH		Sole				27850		93150
THE MCGRAW-HILL COMPNS 	COM		580645109	2921		88350	SH		Sole				12750		75600
TOWERS WATSON & CO	CL A		891894107	863		17540	SH		Sole				650		16890
TRIMBLE NAVIGATION LTD	COM		896239100	1500		42800	SH		Sole				6700		36100
TYCO INTERNATIONAL LTD	SHS		h89128104	330		8980	SH		Sole				8980
WAL-MART STORES INC	COM		931142103	1466		27400	SH		Sole				3950		23450
WEIGHT WATCHERS INTL 	COM		948626106	580		18600	SH		Sole				1250		17350
YAHOO INC		COM		984332106	2140		151050	SH		Sole				21800		129250
ZIMMER HOLDINGS INC	COM		98956p102	3425		65450	SH		Sole				14300		51150